OTHER OPERATING INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of other operating income (expense)

	Year ended 31 December
CHF in millions	2025	2024[6]	2023⁶
Marketing & commissions	(185.7)	(188.7)	(195.4)
Network related costs	(117.2)	(146.1)	(150.5)
Professional services	(69.5)	(84.0)	(111.6)
Facility & energy	(64.2)	(64.6)	(54.4)
IT expenses	(80.2)	(99.2)	(78.8)
Administration	(39.8)	(39.7)	(39.5)
Call centre services	(42.0)	(40.8)	(47.0)
Allowance for receivables	(19.9)	(30.8)	(15.6)
Other expenses	(4.6)	(2.5)	(66.1)
Total other operating expenses	(623.1)	(696.4)	(758.8)
Capitalised labour as non-current assets	63.3	63.0	68.3
Other income	—	5.1	37.4
Total other operating income and capitalised labour	63.3	68.1	105.7
[6] Reclassified to conform with 2025 presentation of OPEX hierarchy (details on next page).

Description of accounting adjustments in prior periods	Consequently, the 2024 and 2023 amounts shown in the tables above include the following reclassifications within the segments:

	Year ended 31 December
	2024
CHF in millions	Residential Customers Segment	Business Customers and Wholesale Segment
Fixed revenue:	45.6	0.1
Subscription	15.5	2.4
Non-subscription and hardware	30.1	(2.3)
Mobile revenue:	(8.1)	0.6
Subscription	(8.9)	(1.8)
Non-subscription and hardware	0.8	2.4
Other	(37.5)	(0.7)
Total revenue	—	—

	Year ended 31 December
	2023
CHF in millions	Residential Customers Segment	Business Customers and Wholesale Segment
Fixed revenue:	45.7	0.5
Subscription	16.1	2.8
Non-subscription and hardware	29.6	(2.3)
Mobile revenue:	(7.1)	0.3
Subscription	(9.9)	(0.4)
Non-subscription and hardware	2.8	0.7
Other	(38.6)	(0.8)
Total revenue	—	—

	Year ended 31 December
CHF in millions	2024	2023
Marketing & commissions	0.1	(0.2)
Network related costs	24.5	16.9
Professional services	21.7	18.6
Facility & energy	1.9	0.7
IT expenses	(41.6)	(29.4)
Administration	(5.0)	(0.1)
Call centre services	(6.1)	(7.8)
Allowance for receivables	4.5	1.3
Other expenses	—	—
Total other operating expenses	—	—
Consequently, the 2024 and 2023 net carrying amounts shown in the tables above include the following reclassifications between the newly defined (stated in the columns) and previously reported (stated in the rows) asset categories:

CHF in millions	Network	Customer Premises Equipment	Leasehold Improvement and Support Capital	Land and Buildings	Assets Under Construction	Total
Balance at 31 December 2023
Distribution systems	681.7	—	—	—	—	681.7
Customer premises equipment	39.5	168.8	—	—	—	208.3
Support equipment and buildings	963.4	—	84.2	10.6	—	1,058.2
Assets under construction	—	—	—	—	347.5	347.5
Total	1,684.6	168.8	84.2	10.6	347.5	2,295.7

CHF in millions	Network	Customer Premises Equipment	Leasehold Improvement and Support Capital	Land and Buildings	Assets Under Construction	Total
Balance at 31 December 2024
Distribution systems	427.8	—	—	—	—	427.8
Customer premises equipment	44.0	188.8	—	—	—	232.8
Support equipment and buildings	1,043.1	—	108.3	6.8	—	1,158.2
Assets under construction	—	—	—	—	519.7	519.7
Total	1,514.9	188.8	108.3	6.8	519.7	2,338.5